Real Property Acquisitions and Development (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Development projects:
Development projects	$ 336,048	$ 470,096	$ 435,410
Expansion projects	4,983	45,414	3,216
Total construction in progress conversions	341,031	515,510	438,626
Future minimum lease payments receivable under operating leases
2013	1,039,427
2014	980,258
2015	952,029
2016	950,079
2017	929,224
Thereafter	7,579,800
Totals	12,430,817
Senior Housing Facilities Triple Net [Member]
Development projects:
Development projects	146,913	114,161	273,034
Medical Facilities [Member]
Development projects:
Development projects	$ 189,135	$ 355,935	$ 162,376